Feb. 28, 2020
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
FEBRUARY 28, 2020, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco DWA Developed Markets
Momentum ETF
Invesco DWA Emerging Markets
Momentum ETF
Invesco FTSE International Low Beta Equal
Weight ETF
Invesco FTSE RAFI Developed Markets ex-
U.S. ETF
Invesco FTSE RAFI Developed Markets ex-
U.S. Small-Mid ETF
Invesco FTSE RAFI Emerging Markets ETF
Invesco Global Clean Energy ETF
Invesco Global Water ETF
Invesco International BuyBack
AchieversTM ETF
Invesco MSCI Global Timber ETF

Invesco PureBetaSM FTSE Developed ex-
North America ETF
Invesco PureBetaSM FTSE Emerging
Markets ETF
Invesco S&P Emerging Markets Low
Volatility ETF
Invesco S&P Emerging Markets Momentum
ETF
Invesco S&P International Developed High
Dividend Low Volatility ETF
Invesco S&P International Developed Low
Volatility ETF
Invesco S&P International Developed
Momentum ETF
Invesco S&P International Developed
Quality ETF

(each, a “Fund” and collectively, the “Funds”)
Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.